Property, Plant and Equipment - Summary of Land, Buildings and Geophysical Equipment Recorded Under Finance Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of recognised finance lease as assets by lessee [Line Items]
Property, plant and equipment under finance leases	$ 71.1	$ 69.8	$ 77.0
Geophysical equipment and vessels under finance leases [member]
Disclosure of recognised finance lease as assets by lessee [Line Items]
Property, plant and equipment under finance leases	0.5	5.4	7.3
Land and buildings under finance leases [member]
Disclosure of recognised finance lease as assets by lessee [Line Items]
Property, plant and equipment under finance leases	70.6	64.4	$ 69.7
Gross [member]
Disclosure of recognised finance lease as assets by lessee [Line Items]
Property, plant and equipment under finance leases	98.1	88.6
Gross [member] | Geophysical equipment and vessels under finance leases [member]
Disclosure of recognised finance lease as assets by lessee [Line Items]
Property, plant and equipment under finance leases	5.6	7.9
Gross [member] | Land and buildings under finance leases [member]
Disclosure of recognised finance lease as assets by lessee [Line Items]
Property, plant and equipment under finance leases	92.5	80.7
Accumulated depreciation [member]
Disclosure of recognised finance lease as assets by lessee [Line Items]
Property, plant and equipment under finance leases	(27.0)	(18.8)
Accumulated depreciation [member] | Geophysical equipment and vessels under finance leases [member]
Disclosure of recognised finance lease as assets by lessee [Line Items]
Property, plant and equipment under finance leases	(5.1)	(2.5)
Accumulated depreciation [member] | Land and buildings under finance leases [member]
Disclosure of recognised finance lease as assets by lessee [Line Items]
Property, plant and equipment under finance leases	$ (21.9)	$ (16.3)